Consolidated Balance Sheets	Dec. 31, 2019 CAD ($)	Dec. 31, 2018 CAD ($)
Current assets
Cash	$ 19,222,195	$ 30,687,183
Trade and other receivables (note 5)	4,058,136	2,686,112
Investment tax credits receivable	240,000	480,000
Inventory (note 6)	4,764,458	3,631,623
Prepaid expenses and deposits	1,335,620	434,871
Total current assets	29,620,409	37,919,789
Property and equipment (note 7)	684,718	1,207,357
Intangible assets (note 8)	3,128,820	4,013,561
Right-of-use assets (notes 2 and 9)	2,199,381	0
Goodwill (note 8)	3,409,165	3,409,165
Total assets	39,042,493	46,549,872
Current liabilities
Accounts payable and accrued liabilities	3,933,114	3,912,350
Deferred revenue	654,763	312,558
Long-term debt (note 11)	5,144,461	1,339,583
Provisions (note 10)	134,956	1,352,017
Other liabilities (notes 11 and 12)	286,858	567,296
Derivative financial instrument (note 11)	254,769	98,203
Lease liabilities (notes 2 and 13)	258,685
Income taxes payable	15,763	297,353
Total current liabilities	10,683,369	7,879,360
Long-term debt (note 11)	6,719,924	10,615,662
Deferred revenue	829,784	379,044
Provisions (note 10)	19,005	49,319
Other liabilities (notes 11 and 12)		1,000,153
Lease liabilities (notes 2 and 13)	2,125,873
Total liabilities	20,377,955	19,923,538
Shareholders' Equity
Share capital (note 14)	130,266,880	120,932,404
Contributed surplus	19,580,338	16,756,294
Accumulated other comprehensive loss	(117,188)	(28,703)
Deficit	(131,065,492)	(111,033,661)
Total Shareholders' Equity	18,664,538	26,626,334
Total Liabilities and Shareholders' Equity	$ 39,042,493	$ 46,549,872